Expense Example, No Redemption {- Fidelity Advisor® Global Real Estate Fund} - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-12 - Fidelity Advisor® Global Real Estate Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Global Real Estate Fund-Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	1,263
5 Years	1,926
10 Years	3,692
Fidelity Advisor Global Real Estate Fund-Class M
Expense Example, No Redemption:
1 Year	492
3 Years	1,119
5 Years	1,834
10 Years	3,726
Fidelity Advisor Global Real Estate Fund-Class C
Expense Example, No Redemption:
1 Year	198
3 Years	952
5 Years	1,794
10 Years	3,816
Fidelity Advisor Global Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	97
3 Years	655
5 Years	1,309
10 Years	3,068
Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	595
5 Years	1,203
10 Years	$ 2,850